Eaton Vance Management

Two International Place

Boston, MA    02110

(617)482-8260

www.eatonvance.com

April 15, 2014

VIA EDGAR

Mr. Keith Gregory

Insured Investments Office

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:

Form N-1A Filing for Eaton Vance Variable Trust (the “Registrant”) Post-Effective Amendment No. 24 (1933 Act File No. 333-44010) Amendment No. 27 (1940 Act File No. 811-10067) (the “Amendment”) on behalf of Eaton Vance VT Floating-Rate Income Fund (the “VT Floating-Rate Fund”) and Eaton Vance VT Large-Cap Value Fund (the “VT Large-Cap Value Fund”)  (VT Floating-Rate Fund and VT Large-Cap Value Fund collectively, the “Funds”)

Dear Mr. Gregory:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder; (3) the General Instructions to Form N-1A; and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and a statement of additional information (“SAI”) for the Funds, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectuses and SAI contained in the Registrant’s Post-Effective Amendment No. 23 filed with the United States Securities and Exchange Commission (the “Commission”) on January 29, 2014 (Accession No. 0000940394-14-000192) under Rule 485(a) of the 1933 Act (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Keith Gregory, of the Staff of the Insured Investments Office of the Division of Investment Management of the Commission, to the undersigned via telephone on March 5, 2014 and making certain other changes as marked thereon and for the purpose of bringing the Funds’ financial statements and other information up to date pursuant to Rule 485(b) under the 1933 Act.  The comments and the responses thereto are as follows:

GENERAL COMMENTS

1.

Comment:  Include the name of each class of shares on the cover page of the Amendment.  Consider revising the caption of the supplement to include the effective date.

Response:  The name of each class of shares of the Funds is included on the cover page of the Amendment.  The cover page of the Amendment also includes the effective date of the Amendment.

2.

Comment:  Please update and/or complete all missing information in the supplement, prospectus and/or statement of additional information, as appropriate (e.g., dates, fee table, expense example, financial highlights, etc.).

Response:  All missing information from the Filing has been updated and/or completed and is incorporated into the Amendment.

3.

Comment:  Please make conforming changes in response to comments from the Commission pursuant to Rule 485(b)(1), as appropriate.

Response:  All conforming changes in response to comments from the Commission have been made pursuant to Rule 485(b)(1) of the 1933 Act and are incorporated into the Amendment.

485(A) FILING COMMENTS – BOTH FUNDS

4.

Comment:  Fee Table.  Please delete footnote (1) in the fee table to both Funds as it is not permitted by Form N-1A.  The Commission notes that the expiration date of the fee waiver would appear to be less than one year from the effective date of the 2014 update to the registration statement.  See Instruction 3(e) to Item 3 of Form N-1A,

Response:  As part of the regular annual update process for the Funds’ prospectuses and SAI, footnote (1) was updated so that the expiration date of the fee waiver applicable to VT Large-Cap Value Fund is more than a year from the effective date of the 2014 update to the Funds’ registration statement. The Amendment reflects the updated footnote as permitted by Instruction 3(e) to Item 3 of Form N-1A.

5.

Comment:  Risk Return Bar Chart and Table.  Please clarify that the returns in the bar chart relate to the Initial Class shares of the Funds and indicate which Class of shares are reflected in the table.

Response:  The requested change has been made.

6.

Comment:  Expense Example – Large-Cap Value Initial Class Shares. In the ten-year period of the expense example, replace the “period” with a comma (i.e., 1.360 should read 1,360).

Response:  The requested change has been made.

7.

Comment: Item 29.  Please provide the required information or, in the alternative, explain why it is not applicable.

Response: Item 29 was answered “not applicable” because no person is controlled by or under common control with the Registrant.  Registrant notes that no insurance company is affiliated with the Funds.

PROSPECTUS COMMENTS BOTH FUNDS

8.

Comment:  Principal Investment Strategies.  Please consider creating a separate risk factor for regulatory risk rather than including disclosure of such risk in the “General Fund Investing Risks” disclosure.

Response:  “General Fund Investing Risks” is standard risk disclosure contained in the prospectus of each fund within the Eaton Vance family of funds. Registrant believes revising the disclosure as suggested above likely would create inconsistency in such risk disclosure among the prospectuses of the Eaton Vance funds which may cause confusion for shareholders. As such, the suggested change has not been made.

PROSPECTUS COMMENTS EATON VANCE VT FLOATING-RATE INCOME FUND

9.

Comment:  Principal Investment Strategies.  Please revise the following sentence so that it satisfies the plain English requirement of Rule 421 under the 1933 Act: “When selecting Senior Loans, the investment adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics.”

Response:  The sentence referenced above is a standard part of the description of the strategy contained in the prospectus of each fund with the same strategy as the VT Floating-Rate Fund within the Eaton Vance family of funds.  Registrant believes revising the sentence as suggested above likely would create inconsistency in such disclosure among the prospectuses of the Eaton Vance funds and other funds with the same investment strategy which may cause confusion for shareholders. As such, the suggested change has not been made.

10.

Comment:  Principal Investment Strategies.  The prospectus indicates that the VT Floating-Rate Fund may invest in “Junior Loans.” If VT Floating-Rate Fund’s investment in Junior Loans is significant, please describe the characteristics of “Junior Loans”, e.g., credit quality, capital structure, etc.

Response:  As of December 31, 2013, the VT Floating-Rate Fund’s investment in Junior Loans was less than 5% of the VT Floating-Rate Fund’s total net assets.  The VT Floating-Rate Fund’s current Item 9 disclosure includes the requested description of Junior Loans. As such, no change has been made.

11.

Comment:  Principal Investment Strategy.  Please consider including disclosure relating to the VT Floating-Rate Fund’s acquisition strategy (i.e., the nature of transactions by which the investment adviser will acquire securities) for example: will the Fund acquire securities directly, via assignment and/or via loan participations.

Response: Registrant believes that the existing disclosure contained in the VT Floating-Rate Fund’s Principal Investment Strategies section describes the Fund’s acquisition strategy and, as such, no change has been made.

12.

Comment:  Principal Risks.  Please consider including separate risk disclosure for “credit quality risk.”  The Commission notes that credit quality risk may be considered a separate risk for floating-rate loans.

Response: Registrant believes the suggested disclosure regarding credit quality risk is contained in the VT Floating-Rate Fund’s existing “Credit Risk” disclosure.  Registrant notes that the VT Floating-Rate Fund’s current Item 9 disclosure also includes specific credit quality risk disclosure.

As such, no change has been made.

13.

Comment:  Principal Risks.  Please consider changing the name of “Risk of Lower Rated Investments” to “Risk of Below Investment Grade Investments.” Please consider making the conforming change in the Item 9 disclosure.  The Commission notes that risk disclosure as presently titled could be confused as referring to lower rated investment grade obligations.

Response:  “Risk of Lower Rated Investments” is standard risk disclosure contained in the prospectuses for applicable funds within the Eaton Vance family of funds. Registrant believes revising the disclosure as suggested above likely would create inconsistency in such risk disclosure among the prospectuses of the Eaton Vance funds which may cause confusion for shareholders. As such, the suggested change has not been made.

14.

Comment: Principal Risks.  Please consider adding additional risk to the “Principal Risks” section specific to the VT Floating-Rate Fund, such as Risk of Senior Loans, Risk of Junior Loans, Liquidity Risk and Prepayment Risk.

Response:  The VT Floating-Rate Fund’s existing “Principal Risks” section includes disclosure relating to “Market Risk”, “Credit Risk”, “Risk of Lower Rated Investments” and “Interest Rate Risk.”  The disclosure relating to these risks includes specific disclosure regarding the risks relating to senior loans, junior loans, liquidity risk and the risk of loan prepayment.   As such, the suggested change has not been made.

PROSPECTUS COMMENTS EATON VANCE VT LARGE-CAP VALUE FUND

15.

Comment:  Principal Investment Strategies and Risks.  Please consider adding disclosure relating to a dollar value capitalization range for the VT Large-Cap Value Fund’s portfolio securities.

Response:  The “Principal Investment Strategies and Risks” section of the VT Large-Cap Value Fund’s prospectus indicates that the portfolio managers of the Fund “generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index.”  Because the median capitalization of such companies could fluctuate over the course of time, a specific dollar value is not included in the Fund’s prospectus with respect to its portfolio securities.  As such, the suggested change has not been made.

16.

Comment:  Principal Investment Strategies.  The “Principal Investment Strategies” section of the prospectus discloses that the VT Large-Cap Value Fund may invest in “junk bonds”.  If investment in “junk bonds” is significant, please consider adding a risk factor relating to junk bonds.  If the investment strategy is not “principal”, please move the reference to “junk bonds” to the Item 9 disclosure section of the Fund’s prospectus.

Response: As of December 31, 2013, the VT Large-Cap Value Fund’s investment in junk bonds was less than 5% of the Fund’s total net assets.  Because the Fund’s principal investment strategies permit investments in convertible debt securities of any credit quality (including securities rated below investment grade (so-called “junk bonds”)), Registrant believes it is appropriate to keep this sentence in the Fund’s Principal Investment Strategies section of the prospectus.

17.

Comment: Principal Investment Strategies.  The “Principal Investment Strategies” section for the VT Large-Cap Value Fund’s prospectus states that the VT Large-Cap Value Fund may invest in depository receipts.  If appropriate, please disclose greater detail regarding depository receipts including related risk factors (e.g., are the depository receipts ADRs, GDRs, sponsored or unsponsored) in Item 4 or 9 disclosure sections of the Fund’s prospectus).

Response: As of December 31, 2013, the VT Large-Cap Value Fund’s investment in depository receipts was less than 5% of the Fund’s total net assets.  EVM believes that the risks relating to the Fund’s investment in depository receipts is currently disclosed in the Fund’s Item 9 disclosure and, as such, no change has been made.

18.

Comment: Principal Risks.  Please consider including a risk factor relating to “Investment in Value Stocks”.  We noted that large-capitalization securities characterized as value securities may perform differently than other capitalization securities.

Response:  The VT Large-Cap Value Fund’s Principal Risks includes disclosure relating to “Equity Investing Risk” and “Foreign and Emerging Market Investment Risk.”  The disclosure relating to these risks includes discussion of risks which relate to investment in value stocks.   As such, the suggested change has not been made.

19.

Comment:  Investment Objectives & Principal Policies and Risks.  Please revise the sentence relating to temporary defensive positions in the “General” risk disclosure indicating that when a Fund takes a temporary defensive position the Fund may not achieve its investment objective.   Please consider creating an additional risk entitled “Temporary Defensive Positions” to indicate that this is an additional strategy of the Funds.

Response:  Registrant believes that the existing disclosure under “Investment Objectives & Principal Policies and Risks – General” in the Funds’ statutory prospectus is consistent with Instruction 6 to Item 9(b) of Form N-1A .  In addition, Registrant notes that disclosure about such investments currently appears in the

Funds’ SAI under “Additional Information About Investment Strategies – Cash Equivalents.”  As such, no change has been made.

Management and Organization

20.

Comment:  Please revise the sentence in the Management and Organization section of the prospectus which discloses that each Fund’s semi-annual report includes disclosure regarding the basis for the Trustees’ approval of each Fund’s investment advisory agreement to include the period covered by such report as per Item 10(a)(1)(iii) of Form N-1A.

Response:  The requested change has been made.

STATEMENT OF ADDITIONAL INFORMATION (SAI) COMMENTS

21.

Comment:  Please disclose the name of the share classes of each Fund on the cover page of the SAI.

Response:  The requested change has been made.

22.

Comment: Please disclose the types of investments each Fund may make when assuming a temporary defensive position, where appropriate.

Response:  As disclosed in “General” under “Investment Objectives and Principal Policies and Risks” in Item 9 of the Funds’ statutory prospectus, during unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.  In addition, Registrant notes that disclosure about such investments appears in the Funds’ SAI under “Additional Information About Investment Strategies – Cash Equivalents.”  As such, no change has been made.

23.

Comment:  To the extent applicable, please update the information under the heading “Commodity Futures Trading Commission Registration.” If applicable, please disclose the effect on the investment advisor or the Funds of the new CFTC Harmonization Rule including any related risks.  See Harmonization of Compliance Obligations for Registered Investment Companies required to register as CPOs, 78 FR 53208, 53208-52335 (Aug. 22, 2013).  Please make conforming changes to the prospectus as appropriate

Response:  The requested information has been updated.  Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act.  Accordingly neither the Funds nor the Funds’ investment adviser, Eaton Vance Management (“EVM”) with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, EVM is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator. EVM is also registered with the CFTC as a commodity trading advisor.

24.

Comment:  Control Persons and Principal Holders of Securities.  For any control persons of the Funds, please state the name and address of each person who controls the Fund and explain the effect of that control on the voting rights of other security holders. For each control person, state the percentage of the Fund’s voting securities owned or any other basis of control. If the control person is a company, give the jurisdiction under the laws of which it is organized. List all parents of the control person.

Response:  The requested information has been added to the extent it is available to the Registrant.

25.

Comment: Control Persons and Principal Holders of Securities.  Please state the name, address, and percentage of ownership of each person who owns of record or is known by the Fund to own beneficially 5% or more of any Class of the Fund’s outstanding equity securities.

Response: The requested information has been added.

26.

Comment: Please include the standard Tandy representations in any response letter submitted.

Response:  The requested Tandy Letter is included as Attachment A to this letter.

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Should you have any questions or comments regarding this letter, please contact the undersigned at 617.672.8520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President

Attachment A

April 15, 2014

VIA EDGAR

Mr. Keith Gregory

Insured Investments Office

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:

Eaton Vance Variable Trust (File Nos. 811-10067 and 333-44010)

Dear Mr. Gregory:

Eaton Vance Variable Trust (the “Registrant”) is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, does not foreclose the U.S. Securities and Exchange Commission (“SEC”) from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that they may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under federal securities laws.

Please direct any questions or additional comments you may have concerning this letter to the undersigned at (617) 672-8520.

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President

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